Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Addresses [Line Items]
Entity Registrant Name	AC Immune SA
Entity Central Index Key	0001651625
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	71,859,431
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Entity Ex Transition Period	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY